Other Non-current Liabilities - Schedule of Other Non-current Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Other Non Current Liabilities [Abstract]
Deferred income	$ 815	$ 295
Other liabilities (related to business combination) (refer note 7 (b))	9,402	9,480
Total	$ 10,217	$ 9,775